23. Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Quarters in 2016 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,818,254	$5,963,378	$6,254,098	$6,212,384
Interest expense	663,262	676,995	691,743	667,299
Provision for loan losses	100,000	150,000	150,000	100,000
Non-interest income	1,237,851	1,318,699	1,483,520	1,461,829
Non-interest expense	4,682,291	4,675,180	4,790,503	4,994,550
Net income	1,169,494	1,295,199	1,515,900	1,503,685
Earnings per common share	0.23	0.25	0.30	0.29

	Quarters in 2015 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,866,800	$5,751,184	$5,939,735	$5,848,970
Interest expense	727,514	672,304	632,470	613,362
Provision for loan losses	150,000	150,000	75,000	135,000
Non-interest income	1,212,787	1,304,481	1,299,995	1,332,892
Non-interest expense	4,696,729	4,779,840	4,531,874	4,802,530
Net income	1,109,841	1,077,704	1,439,822	1,198,224
Earnings per common share	0.22	0.21	0.29	0.24